Affiliated companies and other equity-method investees (Tables)	12 Months Ended
Mar. 31, 2018
Affiliated companies and other equity-method investees
Summary of financial information for signifiant affiliated companies

	Millions of yen
	March 31
	2017	2018(1)
Total assets	¥2,609,327	¥2,516,611
Total liabilities	1,449,961	1,529,433

	Millions of yen
	Year ended March 31
	2016(2)	2017	2018(3)
Net revenues	¥831,774	¥873,423	¥949,055
Non-interest expenses	673,014	694,089	768,419
Net income attributable to the companies	114,770	122,123	122,623

(1)	JAFCO’s assets and liabilities are not included because it was not an affiliated company of Nomura as of March 31, 2018.
(2)	Certain changes to the presentation of previously reported amounts have been made to conform to the current year.
(3)	For JAFCO, financial information while it was an affiliated company of Nomura is included.

Summary of balances and transactions with affiliated companies and other equity-method investees

	Millions of yen
	March 31
	2017	2018
Investments in affiliated companies	¥419,816	¥408,034
Advances to affiliated companies	300	—
Other receivables from affiliated companies	1,577	1,061
Other payables to affiliated companies	12,284	4,224

	Millions of yen
	Year ended March 31
	2016	2017	2018
Revenues	¥1,124	¥1,205	¥1,677
Non-interest expenses	42,852	38,271	46,632
Purchase of software, securities and tangible assets	20,679	23,285	26,830

Summary of aggregate carrying amount and fair value of investments in affiliated companies and other equity-method investees

	Millions of yen
	March 31
	2017	2018
Carrying amount	¥414,563	¥404,494
Fair value	533,213	626,120